Accounts Receivable (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts Receivable
Note 5. ACCOUNTS RECEIVABLE

Accounts receivable consist of:

	June 30, 2020	December 31, 2019

Accounts receivable - contracts in progress	$7,105,561	$7,190,412
Accounts receivable - retainage	111,222	188,193
	7,216,783	7,378,605
Allowance for doubtful accounts	(84,000)	(84,000)

Total	$7,132,783	$7,294,605

Bad debt expense was $0 for June 30, 2020 and 2019, respectively.

Contract assets represent revenue recognized in excess of amounts billed, unbilled receivables, and retainage. Unbilled receivables represent an unconditional right to payment subject only to the passage of time, which are reclassified to accounts receivable when they are billed under the terms of the contract. Contract assets were as follows at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019

Costs in excess of billings	$641,014	$1,272,372
Unbilled receivables	-	206,213
Retainage	111,222	188,193
	$752,236	$1,666,778

Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, billings in excess of costs, and retainage. The Company anticipates that substantially all incurred cost associated with contract assets as of June 30, 2020 will be billed and collected within one year. Contract liabilities were as follows at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019

Billings in excess of costs	$211,470	$126,026

4.	ACCOUNTS RECEIVABLE

Accounts receivable consist of:

	December 31, 2019	December 31, 2018

Accounts receivable - contracts in progress	$7,190,412	$1,672,900
Accounts receivable - retainage	188,193	396,513
	7,378,605	2,069,413
Allowance for doubtful accounts	(84,000)	(15,000)

Total	$7,294,605	$2,054,413

Bad debt expense was $69,000 and $0 for the years ended December 31, 2019 and 2018, respectively.

Contract assets represent revenue recognized in excess of amounts billed, unbilled receivables, and retainage. Unbilled receivables represent an unconditional right to payment subject only to the passage of time, which are reclassified to accounts receivable when they are billed under the terms of the contract. Contract assets were as follows at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Costs in excess of billings	$1,272,372	$718,984
Unbilled receivables	206,213	69,258
Retainage	188,193	396,513
	$1,666,778	$1,184,755

Contract liabilities represent amounts billed to clients in excess of revenue recognized to date, billings in excess of costs, and retainage. The Company anticipates that substantially all incurred cost associated with contract assets as of December 31, 2019 will be billed and collected within one year. Contract liabilities were as follows at December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018

Billings in excess of costs	$126,026	$180,627

	$126,026	$180,627